FUTURE SHARE ISSUANCE - Laine Asset Acquisition (Details) - CAD ($)		3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Sep. 30, 2025
FUTURE SHARE ISSUANCE
Exercise price of warrants		$ 12.22	$ 22.14
Warrants term		36 months
Laine Asset acquisition
FUTURE SHARE ISSUANCE
Cash consideration	$ 5,000,000		$ 5,000,000
Number of common shares issued at closing	625,000		625,000
Share price on asset acquisition	$ 24		$ 24
Number of common shares issuable	625,000		562,500
Number of shares issued for each warrant	1		1
Exercise price of warrants	$ 23.84		$ 23.84
Warrants term	3 years		36 months